SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands						1 Months Ended					12 Months Ended
	Jul. 28, 2022 USD ($)	Jul. 27, 2022 CNY (¥) shares	Jul. 27, 2022 USD ($) shares	Jul. 19, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 12, 2022 USD ($)	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($)	Jul. 28, 2022 CNY (¥)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
SUBSEQUENT EVENTS
Aggregate potential investment amount															$ 100,000,000
Aggregate purchase amount of convertible preferred shares										$ 165,000,000	$ 50,000,000	¥ 239,452
Temporary Equity, par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares) | shares												1,186,854,720			1,186,854,720	1,112,431,559	887,667,457	887,617,391	880,659,899
Ordinary shares, par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Settlement of long-term debt												¥ 58,956	$ 9,300,000
Loan agreement with third party | ¥												¥ 290,000
Interest (as a percent)												5.00%			5.00%
Long-term borrowing due date												Dec. 15, 2022	Dec. 15, 2022
Class A Ordinary Shares
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares) | shares												1,146,044,859			1,146,044,859	1,071,621,698	846,857,596	846,807,530	839,850,038
58.com | Class A Ordinary Shares
SUBSEQUENT EVENTS
Settlement of long-term debt | ¥												¥ 63
NIO Capital and Joy Capital
SUBSEQUENT EVENTS
Aggregate purchase amount of convertible preferred shares										$ 315,000,000
Forecast
SUBSEQUENT EVENTS
Amount received						$ 40,000,000	$ 20,000,000	$ 30,000,000	$ 9,900,000
Forecast | Nio Capital
SUBSEQUENT EVENTS
Amount received						$ 40,000,000	$ 20,000,000	$ 30,000,000	$ 9,900,000
Subsequent Event
SUBSEQUENT EVENTS
Amount received	$ 71,400
Number of senior convertible preferred shares issued | shares		14,564,520	14,564,520
Aggregate purchase amount of convertible preferred shares | ¥		¥ 5
Amount of financing transaction | ¥		¥ 50
Subsequent Event | Borrowing Agreement Due in December 2024
SUBSEQUENT EVENTS
Loan agreement with third party | ¥														¥ 290,000
Interest (as a percent)														5.00%
Subsequent Event | 58.com | Class A Ordinary Shares
SUBSEQUENT EVENTS
Ordinary shares, shares issued (in shares) | shares				183,495,146
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Settlement of long-term debt				$ 63,000,000
Ordinary shares issued, price per share | $ / shares				$ 0.3433
Subsequent Event | Nio Capital
SUBSEQUENT EVENTS
Amount received			$ 71,400
Number of senior convertible preferred shares issued | shares		14,564,520	14,564,520		714,285,714
Aggregate purchase amount of convertible preferred shares					$ 100,000,000
Subsequent Event | Joy Capital
SUBSEQUENT EVENTS
Number of senior convertible preferred shares issued | shares					21,846,781
Aggregate purchase amount of convertible preferred shares					$ 7,500,000